Borrowings - Summary of Long-term Borrowings and Bonds (Parenthetical) (Detail)		12 Months Ended
	Mar. 18, 2023	Dec. 31, 2020	Dec. 31, 2019
Long-term bank borrowings [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2045
Long-term bank borrowings [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.40%	2.65%
Long-term bank borrowings [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.21%	3.92%
Long-term bank borrowings [member] | USD [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		6-month LIBOR +0.70%	6-month LIBOR +0.70%
Borrowings interest rate		0.70%	0.70%
Long-term bank borrowings [member] | USD [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		6-month LIBOR +0.85%	6-month LIBOR +1.65%
Borrowings interest rate		0.85%	1.65%
Long-term bank borrowings [member] | EUR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		3-month EURIBOR +0.5%	3-month EURIBOR +0.5%
Borrowings interest rate basis adjustment		0.50%	0.50%
Borrowings interest rate		2026
Guaranteed bonds [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.05%	5.05%
Borrowings interest rate	ten-year
Guaranteed bonds [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.03%	3.03%
Guaranteed bonds [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		5.05%	5.05%
Guaranteed bonds [member] | SGD [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.80%
Borrowings interest rate		2020
Guaranteed bonds [member] | JPY [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2021
Guaranteed bonds [member] | JPY [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.33%	0.33%
Guaranteed bonds [member] | JPY [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		0.64%	0.64%
Guaranteed bonds [member] | KRW [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.40%	2.40%
Borrowings interest rate		2022
Unsecured bonds [member] | RMB [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2024
Unsecured bonds [member] | RMB [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.39%	3.39%
Unsecured bonds [member] | RMB [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		3.70%	3.70%